Note 10 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments held for trading [Line Items]
Derivative financial assets held for trading		€ 36,003	€ 34,293	€ 39,908	[1]
Equity instruments held at fair value through profit or loss, classified as held for trading		6,760	4,589	4,404	[1]
Debt instruments held for trading		27,955	28,569	24,367	[1]
Loans and advances at fair value through profit or loss, classified as held for trading		38,230	73,590	41,993	[1]
Loans and advances to central banks held for trading		556	2,809	1,632
Loans and advances to credit institutions held for trading		20,938	56,599	25,231
loans and advances to customers held for trading		16,736	14,182	15,130
Current financial assets at fair value through profit or loss, classified as held for trading		108,948	141,042	110,671	[1]
Derivative financial liabilities held for trading		33,059	33,045	37,909	[1]
Short positions held for trading		13,878	15,735	13,487	[1]
Deposits financial liabilities held for trading		39,654	72,935	44,215
Deposits from central banks held for trading		3,360	6,397	3,950
Deposits from credit institutions held for trading		16,285	43,337	28,924
Customer deposits held for trading		20,010	23,201	11,341
Financial liabilities at fair value through profit or loss that meet definition of held for trading		86,591	121,715	95,611	[1]
Reverse repurchase agreements [Member]
Disclosure of financial instruments held for trading [Line Items]
Loans and advances to central banks held for trading		556	2,809	1,632
Loans and advances to credit institutions held for trading	[2]	20,918	56,569	25,201
loans and advances to customers held for trading		15,108	13,615	14,832
Repurchase agreement [Member]
Disclosure of financial instruments held for trading [Line Items]
Deposits from central banks held for trading		3,360	6,397	3,950
Deposits from credit institutions held for trading	[2]	15,994	42,676	28,573
Customer deposits held for trading		19,913	23,157	11,302
credit institutions [Member]
Disclosure of financial instruments held for trading [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		393	277	317
Other sectors [Member]
Disclosure of financial instruments held for trading [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		6,367	4,312	4,086
Issued by central banks [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		768	740	821
Issued by public administrations [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		23,671	24,766	20,703
Issued by financial institutions [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		1,665	1,824	1,365
Other debt instruments [Member]
Disclosure of financial instruments held for trading [Line Items]
Debt instruments held for trading		€ 1,852	€ 1,239	€ 1,477

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" of BBVA, S.A. partially offset by the evolution of "Repurchase agreement" principally of BBVA, S.A